Commitments and Contingencies (Details) $ in Thousands		1 Months Ended
	Dec. 31, 2020 USD ($) item	Mar. 31, 2019 item	Jul. 31, 2018 item
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 552,452
Wartsila Greece | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item			8
Samsung Heavy Industries Co., Ltd | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item		11
Period of services to be provided (in years)		6 years
Number of vessels with ballast water management system installed | item	6
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 175,642
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	139,708
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	116,197
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	56,156
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	50,280
Later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 14,469